Shareholder Report, Holdings (Details)	May 31, 2024
Columbia Mortgage Opportunities Fund (Class A) | AM Best, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.30%
Columbia Mortgage Opportunities Fund (Class A) | AM Best, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Mortgage Opportunities Fund (Class A) | AM Best, B++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Mortgage Opportunities Fund (Class A) | AM Best, B+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Mortgage Opportunities Fund (Class A) | AM Best, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Mortgage Opportunities Fund (Class A) | AM Best, C++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Mortgage Opportunities Fund (Class A) | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Mortgage Opportunities Fund (Class A) | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Mortgage Opportunities Fund (Class A) | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	185.00%
Columbia Mortgage Opportunities Fund (Class A) | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Mortgage Opportunities Fund (Class A) | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	207.50%
Columbia Mortgage Opportunities Fund (Class A) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	126.10%
Columbia Mortgage Opportunities Fund (Class A) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Columbia Mortgage Opportunities Fund (Class A) | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Mortgage Opportunities Fund (Class A) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Mortgage Opportunities Fund (Class A) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Mortgage Opportunities Fund (Class A) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Mortgage Opportunities Fund (Advisor Class) | AM Best, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.30%
Columbia Mortgage Opportunities Fund (Advisor Class) | AM Best, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Mortgage Opportunities Fund (Advisor Class) | AM Best, B++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Mortgage Opportunities Fund (Advisor Class) | AM Best, B+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Mortgage Opportunities Fund (Advisor Class) | AM Best, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Mortgage Opportunities Fund (Advisor Class) | AM Best, C++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Mortgage Opportunities Fund (Advisor Class) | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Mortgage Opportunities Fund (Advisor Class) | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Mortgage Opportunities Fund (Advisor Class) | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	185.00%
Columbia Mortgage Opportunities Fund (Advisor Class) | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Mortgage Opportunities Fund (Advisor Class) | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	207.50%
Columbia Mortgage Opportunities Fund (Advisor Class) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	126.10%
Columbia Mortgage Opportunities Fund (Advisor Class) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Columbia Mortgage Opportunities Fund (Advisor Class) | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Mortgage Opportunities Fund (Advisor Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Mortgage Opportunities Fund (Advisor Class) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Mortgage Opportunities Fund (Advisor Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Mortgage Opportunities Fund (Class C) | AM Best, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.30%
Columbia Mortgage Opportunities Fund (Class C) | AM Best, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Mortgage Opportunities Fund (Class C) | AM Best, B++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Mortgage Opportunities Fund (Class C) | AM Best, B+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Mortgage Opportunities Fund (Class C) | AM Best, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Mortgage Opportunities Fund (Class C) | AM Best, C++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Mortgage Opportunities Fund (Class C) | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Mortgage Opportunities Fund (Class C) | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Mortgage Opportunities Fund (Class C) | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	185.00%
Columbia Mortgage Opportunities Fund (Class C) | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Mortgage Opportunities Fund (Class C) | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	207.50%
Columbia Mortgage Opportunities Fund (Class C) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	126.10%
Columbia Mortgage Opportunities Fund (Class C) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Columbia Mortgage Opportunities Fund (Class C) | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Mortgage Opportunities Fund (Class C) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Mortgage Opportunities Fund (Class C) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Mortgage Opportunities Fund (Class C) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Mortgage Opportunities Fund (Institutional Class) | AM Best, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.30%
Columbia Mortgage Opportunities Fund (Institutional Class) | AM Best, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Mortgage Opportunities Fund (Institutional Class) | AM Best, B++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Mortgage Opportunities Fund (Institutional Class) | AM Best, B+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Mortgage Opportunities Fund (Institutional Class) | AM Best, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Mortgage Opportunities Fund (Institutional Class) | AM Best, C++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Mortgage Opportunities Fund (Institutional Class) | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Mortgage Opportunities Fund (Institutional Class) | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Mortgage Opportunities Fund (Institutional Class) | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	185.00%
Columbia Mortgage Opportunities Fund (Institutional Class) | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Mortgage Opportunities Fund (Institutional Class) | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	207.50%
Columbia Mortgage Opportunities Fund (Institutional Class) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	126.10%
Columbia Mortgage Opportunities Fund (Institutional Class) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Columbia Mortgage Opportunities Fund (Institutional Class) | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Mortgage Opportunities Fund (Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Mortgage Opportunities Fund (Institutional Class) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Mortgage Opportunities Fund (Institutional Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | AM Best, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.30%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | AM Best, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | AM Best, B++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | AM Best, B+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | AM Best, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | AM Best, C++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	185.00%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	207.50%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	126.10%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Mortgage Opportunities Fund (Institutional 2 Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | AM Best, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.30%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | AM Best, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | AM Best, B++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | AM Best, B+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | AM Best, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | AM Best, C++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	185.00%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	207.50%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	126.10%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Mortgage Opportunities Fund (Institutional 3 Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%